CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Preferred Stock	Series B Preferred Equity	Series C Preferred Equity	Series D Preferred Equity	Common Stock	Common Issuable Equity	Additional Paid-in Capital	Treasury Stock, Common	Retained Earnings	Noncontrolling Interest	Total
Equity Balance at Dec. 31, 2020	$ 0	$ 0	$ 0	$ 0	$ 908	$ 0	$ 11,532,849	$ 103,700	$ (11,808,505)	$ 0	$ (171,048)
Equity Balance, Shares at Dec. 31, 2020	51	0	0	0	90,823,799	0
Common stock issued for cash	$ 0	$ 0	$ 0	$ 0	$ 5,384	$ 0	3,763,346	0	0	0	$ 3,768,730
Common stock issued for cash, shares	0	0	0	0	538,403,000	0					538,403,000
Issuance of common stock for debt conversion including accrued interest and fees	$ 0	$ 0	$ 0	$ 0	$ 5,873	$ 0	1,123,808	0	0	0	$ 1,129,681
Issuance of common stock for debt conversion including accrued interest and fees, in Shares	0	0	0	0	587,292,862	0
Stock issued for services, value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 160	7,651	0	0	0	$ 7,811
Stock issued for services, shares	0	0	0	0	0	16,021,937					16,021,937
Accrued dividends on preferred stock	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	0	0	(5,335)	0	$ (5,335)
Net Income (Loss)	0	0	0	0		0			(2,638,556)	(923,629)	(3,562,185)
Equity Balance at Dec. 31, 2021	$ 0	$ 0	$ 0	$ 0	$ 12,165	$ 160	18,634,146	103,700	(14,452,396)	(557,472)	3,740,303
Equity Balance, Shares at Dec. 31, 2021	75	3,000	5	0	1,216,519,661	16,021,937
Preferred stock issued to CEO	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	0	0	0	0	$ 0
Preferred stock issued to CEO (shares)	24	0	0	0	0	0					24
Value of preferred stock at issuance associated with the acquisition	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	664,105	0	0	0	$ 664,105
Value of preferred stock at issuance associated with the acquisition (in Shares)	0	3,000	5	0	0	0					3,000
Common stock warrants granted in connection with the issuance of convertible notes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	687,500	0	0	0	$ 687,500
Convertible note amount (in Dollars)	0	0	0	0	0	0	687,500	0	0	0	687,500
Common stock warrants granted in connection with the issuance of secured notes	0	0	0	0	0	0	162,387	0	0	0	162,387
Proceeds from grants,aipc	0	0	0	0	0	0	5,000	0	0	0	5,000
Non-controlling interest upon acquisition	0	0	0	0	0	0	0	0	0	366,157	366,157
Series D preferred stock issued for cash, net of offering cost	$ 0	$ 0	$ 0	$ 17	$ 0	$ 0	1,554,983	0	0	0	1,555,000
Series D preferred stock issued for cash, net of offering cost, share	0	0	0	1,680,000	0	0
Issuance of deemed dividend (in Dollars)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	2,846,500	0	(2,846,500)	0	0
Issuance of common stock for conversion of preferred stock	$ 0	$ 0	$ 0	$ 0	$ 1,359	$ 0	(1,359)	0	0	0	0
Issuance of common stock for conversion of preferred stock, shares	0	0	5	0	135,896,517	0
Reclassification of derivative liability to equity upon conversion of Series C preferred stock	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	67,284	0	0	0	67,284
Common stock issued for cash	$ 0	$ 0	$ 0	$ 0	$ 4,468	$ 0	84,893	0	0	0	$ 89,361
Common stock issued for cash, shares	0	0	0	0	446,804,000	0					446,804,000
Issuance of common stock for debt conversion including accrued interest and fees	$ 0	$ 0	$ 0	$ 0	$ 29,526	$ 0	2,541,610	0	0	0	$ 2,571,136
Issuance of common stock for debt conversion including accrued interest and fees, in Shares	0	0	0	0	2,952,556,515	0
Issuance of common stock for common stock issuable	$ 0	$ 0	$ 0	$ 0	$ 160	$ (160)	0	0	0	0	0
Shares of common stock (in Shares)	0	0	0	0	16,021,937	16,021,937
Issuance of common stock for conversion of Series D preferred	$ 0	$ 0	$ 0	$ (4)	$ 13,233	$ 0	(4,199)	0	0	0	9,030
Issuance of common stock for conversion of Series D preferred (shares)	0	0	0	406,000	1,323,321,050	0
Common stock issuable for services to CEO, value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 5,000	145,000	0	0	0	150,000
Common stock issuable for services to CEO, shares	0	0	0	0	0	500,000,000
Stock issued for services, value	$ 0	$ 0	$ 0	$ 0	$ 129	$ 0	8,871	0	0	0	$ 9,000
Stock issued for services, shares	0	0	0	0	12,857,143	0					12,857,143
Cashless exercise of stock warrants	$ 0	$ 0	$ 0	$ 0	$ 545	$ 0	333	0	(878)	0	$ 0
Cashless exercise of stock warrants, shares	0	0	0	0	54,500,000	0
Accretion of stock-based compensation for services	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	54,674	0	0	0	54,674
Accrued dividends on preferred stock	0	0	0	0	0	0	0	0	(35,893)	0	(35,893)
Cancellation of treasury stock	0	0	0	0	0	0	103,700	(103,700)	0	0	0
Net Income (Loss)	0	0	0	0	0	0	0	0	(2,269,691)	(987,917)	(3,257,608)
Equity Balance at Dec. 31, 2022	$ 0	$ 0	$ 0	$ 13	$ 61,585	$ 5,000	$ 26,036,436	$ 0	$ (19,605,358)	$ (1,545,389)	$ 4,952,287
Equity Balance, Shares at Dec. 31, 2022	75	3,000	0	1,274,000	6,158,476,823	500,000,000